Unaudited Interim Condensed Consolidated Statement of Other Comprehensive Income / (Loss) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Unaudited Interim Condensed Consolidated Statement of Other Comprehensive Income / (Loss) [Abstract]
Net income / (loss)	$ 1,021	$ (3,507)
Other comprehensive (loss) / income:
Foreign currency translation differences	(85)	12
Release of cumulative translation adjustment of equity method investment	0	(4)
Other comprehensive (loss) / income	(85)	8
Total comprehensive income / (loss)	936	(3,499)
Less: Comprehensive income / (loss) attributable to non-controlling interest	57	(4)
Comprehensive income / (loss) attributable to United Maritime Corporation	$ 879	$ (3,495)